Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2021 JPY (¥) ¥ / shares shares
Revenue:
Total revenue	¥ 704,712	$ 5,182	¥ 636,265	¥ 512,772
Costs and Expenses:
Research and development	686,557	5,049	694,072	601,731
Selling, general and administrative expenses	1,856,056	13,648	833,305	525,158
Total costs and expenses	2,685,253	19,746	1,733,981	1,263,279
Loss from operations	(1,980,541)	(14,564)	(1,097,716)	(750,507)
Interest expense	(28,748)	(211)	(24,777)	(17,672)
Other income, net	43,798	322	13,025	8,695
Loss before income taxes	(1,965,491)	(14,453)	(1,109,468)	(759,484)
Income tax expense	0	0	0	0
Net loss	¥ (1,965,491)	$ (14,453)	¥ (1,109,468)	¥ (759,484)
Weighted average shares outstanding used to compute net loss per share, Basic	6,771,025	6,771,025	6,000,000	6,000,000
Weighted average shares outstanding used to compute net loss per share, Diluted	6,771,025	6,771,025	6,000,000	6,000,000
Net loss per share attributable to common stockholder, Basic | (per share)	¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)
Net loss per share attributable to common stockholder, Diluted | (per share)	¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)
Services [Member]
Revenue:
Total revenue	¥ 521,763	$ 3,837	¥ 636,265	¥ 512,772
Costs and Expenses:
Cost of Revenue	65,605	482	206,604	136,390
Products [Member]
Revenue:
Total revenue	182,949	1,345	0	0
Costs and Expenses:
Cost of Revenue	¥ 77,035	$ 567	¥ 0	¥ 0